Leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Leases [Abstract]
Operating lease liabilities	¥ 5,118				$ 732
Operating lease right-of-use assets	4,936		¥ 5,124		$ 706
Operating lease costs	2,645	$ 376	2,783	¥ 2,902
Short-term lease costs